Borrowings - Credit facility (Details) $ in Thousands	Jul. 25, 2019	Dec. 31, 2021 USD ($)	Jun. 01, 2021 USD ($)	May 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 08, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 0			$ 15
Credit facility
Disclosure of detailed information about borrowings [line items]
Borrowing commitment						$ 15,000
MRR, multiplier number	6
Maturity extension term	364 days
Standby fee rate (as a percent)	0.50%
Borrowings				$ 0
Credit facility | Unamortized financing costs
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 64
Credit facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	2.75%
Credit facility | Maximum
Disclosure of detailed information about borrowings [line items]
Gross retention rate (as a percent)	100.00%